Quarterly Results (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Total revenues	$ 335	$ 804	$ 229	$ 2,267	$ 626	$ 1,170	$ 2,110	$ 198	$ 3,655	$ 4,104	$ 5,922
Total benefits, losses and expenses	519	550	271	1,754	671	948	2,014	(60)	3,094	3,573	6,059
Income (loss) from continuing operations, net of tax	(68)	202	11	367	27	173	93	202	512	495	186
Income (loss) from discontinued operations, net of tax	(13)	(1)	(46)	19	(49)	30	(6)	86			58
Net income (loss)	(81)	201	(35)	386	(22)	203	87	288	471	556	244
Less: Net income (loss) attributable to the noncontrolling interest	0	0	0	6	3	0	0	(1)	6	2	0
Net income (loss) attributable to Hartford Life Insurance Company	$ (81)	$ 201	$ (35)	$ 380	$ (25)	$ 203	$ 87	$ 289	$ 465	$ 554	$ 244